Assets Held For Sale and Discontinued Operations - Summary of Discontinued Operations (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of Discontinued Operations [abstract]
Non-cash deferred tax credit	€ 7